EARNINGS PER SHARE	6 Months Ended
Jun. 30, 2026
Earnings Per Share [Abstract]
EARNINGS PER SHARE
NOTE 16:-	EARNINGS PER SHARE

The following table presents the calculation of basic and diluted net income per share:

	Six months ended June 30,
	2026	2025
Numerator:	(Unaudited)
Net income attributable to ordinary shareholders, basic and diluted	$31,494	$28,998
Denominator:
Weighted-average ordinary shares outstanding, basic	45,898,551	51,196,507
Dilutive effect
Employee stock options, RSUs and PSUs	853,848	1,953,054
Weighted-average ordinary shares outstanding, diluted	46,752,399	53,149,561
Net income per share attributable to ordinary shareholders, basic	$0.69	$0.57
Net income per share attributable to ordinary shareholders, diluted	$0.67	$0.55

The potential ordinary shares that were excluded from the computation of diluted net income per share attributable to ordinary shareholders for the periods presented because including them would have been anti-dilutive are as follows:

	Six months ended June 30,
	2026	2025
	(Unaudited)

Options	447,067	-
RSUs	710,045	29,176
Total	1,157,112	29,176